Related party transactions - Additional Information (Detail)											1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	Mar. 28, 2018 EUR (€)	Mar. 28, 2018 CAD ($)	Jul. 28, 2017 USD ($)	Jul. 28, 2017 CAD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 CAD ($)	Jan. 01, 2016 EUR (€)	Jan. 01, 2016 CAD ($)	Nov. 30, 2018 EUR (€)	Nov. 30, 2018 CAD ($)	May 31, 2009 USD ($)	May 31, 2009 CAD ($)	Mar. 27, 2021 USD ($)	Dec. 31, 2020	Mar. 26, 2022 USD ($)	Mar. 26, 2022 EUR (€)	Mar. 26, 2022 CAD ($)	Mar. 27, 2021 USD ($)	Mar. 27, 2021 EUR (€)	Mar. 27, 2021 CAD ($)	Mar. 28, 2020 USD ($)	Mar. 28, 2020 EUR (€)	Mar. 28, 2020 CAD ($)	Mar. 26, 2022 CAD ($)	Sep. 25, 2021 USD ($)	Sep. 25, 2021 EUR (€)	Apr. 16, 2021	Mar. 27, 2021 CAD ($)	May 31, 2019 CAD ($)	Jul. 28, 2017 CAD ($)
Related Party Transaction [Line Items]
Amount paid to related party									€ 140,000		€ 40,000	$ 61,000
Transaction amount																	$ 600,000
Related party expenses																	36,000			$ 30,000			$ 68,000
Annual compensation							€ 250,000	$ 388,000
Accounts receivable, related parties															$ 0		1,543,000			$ 0			$ 0
RMBG Retail Vancouver ULC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage																													49.00%
Accounts receivable, related parties																	$ 1,500,000
RMBG Retail Vancouver ULC [Member] | FWI LLC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage																													51.00%
Executive Chairman [Member]
Related Party Transaction [Line Items]
Related party costs																		€ 250,000	$ 364,000		€ 213,000	$ 332,000		€ 233,000	$ 345,000
Executive Chairman [Member] | COVID-19 [Member]
Related Party Transaction [Line Items]
Percentage of fee reduction															20.00%	10.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Niccolo rossi Chairman of Executive [Member]
Related Party Transaction [Line Items]
Related party expenses																	$ 260,000		$ 340,000
Montrovest BV [Member]
Related Party Transaction [Line Items]
Cash received from related party					$ 2,500,000	$ 3,300,000							$ 1,500,000	$ 2,000,000
Annual interest rate					11.00%	11.00%											11.00%	11.00%	11.00%
Effective interest rate					12.00%												12.00%									12.00%						12.00%
Cash received from related party															$ 1,250,000					$ 1,250,000										$ 1,600,000
Advances payable to related party																	$ 1,500,000									$ 1,900,000				$ 1,900,000
Loan outstanding balance	$ 1,250,000																														$ 1,800,000
Related party debt extension term	1 year	1 year
Debt instrument repurchase amount																											$ 1,250,000	€ 1,600,000
Montrovest BV [Member] | July 2018 [Member]
Related Party Transaction [Line Items]
Advances payable to related party																	$ 1,250,000									$ 1,550,000
Montrovest BV [Member] | July 2019 [Member]
Related Party Transaction [Line Items]
Advances payable to related party					$ 1,250,000																											$ 1,550,000
Gestofi [Member]
Related Party Transaction [Line Items]
Amount paid to related party										$ 202,000								€ 0			€ 0			€ 0
Notice days for non renewal									60 days	60 days
Agreement additional renewal term									1 year	1 year
Regaluxe [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term																	1 year	1 year	1 year
Related party expenses	$ 130,000																	€ 24,000	$ 35,000		20,000	$ 30,000		46,000	$ 68,000
Regaluxe [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party expenses		$ 170,000
Carlo coda [Member]
Related Party Transaction [Line Items]
Related party expenses			€ 146,801	$ 222,000
Related party costs																		€ 162,000	$ 237,000		€ 135,000	$ 209,000		€ 154,000	$ 229,000